Environmental (Schedule of Environmental Remediation Reserves) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Environmental Remediation Obligations [Abstract]
Demerger obligations (Note 23)	$ 31	$ 34
Divestiture obligations (Note 23)	21	24
Active sites	28	20
US Superfund sites	15	14
Other environmental remediation reserves	4	4
Total	$ 99	$ 96